Real Estate and Lending Activities - Summary of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Loans [Line Items]
Loans Receivable Net	$ 526,603	$ 527,893
Mortgage loans
Loans [Line Items]
Loans Receivable Net	368,650	368,650
Acquisition loans
Loans [Line Items]
Loans Receivable Net	98,433	98,433
Working capital and other loans
Loans [Line Items]
Loans Receivable Net	56,168	57,458
Convertible loan
Loans [Line Items]
Loans Receivable Net	$ 3,352	$ 3,352